Raven Industries, Inc.
205 E. 6th Street, P.O. Box 5107
Sioux Falls, South Dakota 57117-5107
(605) 336-2750
October 6, 2005
Via Edgar Transmission
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mr. Tom Dyer

Re:	Raven Industries, Inc. (the “Company”)
Form 10-K for the year ended January 31, 2005
File No. 0-3136
Dear Mr. Dyer:
     Enclosed for filing herewith is the Company’s Amendment No. 1 (the “Amendment”) to its Annual Report on Form 10-K for the year ended January 31, 2005 (“Form 10-K”), which was originally filed with the Commission on March 31, 2005. The purpose of the Amendment was to address the comments that the undersigned and the Company’s counsel received from you in separate telephone conversations on September 23, 2005 and September 27, 2005, respectively, concerning the Company’s omission in Item 9A of the Form 10-K of disclosures required by Items 307 and 308(c) of Regulation S-K. Item 9A has been restated in the Amendment to include the disclosures required by Items 307 and 308(c) of Regulation S-K, which were inadvertently omitted in the original Form 10-K filing.
     In addition, pursuant to your request, the Company represents that in future filings it will expand its discussion of its critical accounting policy relating to obsolete inventory in the Company’s Electronic Systems Division, which was described on page 24 of the Company’s 2005 Annual Report to Shareholders that was filed as Exhibit 13 to the Form 10-K.
     Please feel free to contact me if you have any questions or need additional information.

Sincerely,
/s/ Thomas Iacarella
Thomas Iacarella
Vice President and Chief Financial Officer

Enclosure